Concessions payable	12 Months Ended
Dec. 31, 2025
Concessions payable
Concessions payable
13 Concessions payable

Accounting policy:

The Company records concessions payable as follows:

  Lease Installments in Dispute: The balance of lease installments involved in disputes with the granting authority is initially recorded at the installment value upon maturity, by transferring it from the “Lease Liabilities” account. The amounts are subsequently adjusted by the Selic rate.
  Balances in Installments with the Granting Authority: Balances in installments with the Granting Authority are initially recorded at the remaining amount due upon resolution of the dispute. The amounts are adjusted by the Selic rate until payment.
  Concession Rights Grants: Balances payable as concession rights grants (“Concessions and Grants”) are initially recorded against intangible assets (Note 11.2). Subsequent measurement occurs at the effective rate.

	December 31, 2025	December 31, 2024
Lease and concession in dispute:
Rumo Malha Oeste S.A.	2,786,696	2,442,600
	2,786,696	2,442,600

Installment Leases :
Rumo Malha Paulista S.A.	805,884	940,215
	805,884	940,215
Concessions:
Rumo Malha Sul S.A.	61,339	68,487
Rumo Malha Paulista S.A.	298,340	238,146
Rumo Malha Central S.A.	35,986	31,742
	395,665	338,375

Total	3,988,245	3,721,190
Current	189,076	166,273
Non-current	3,799,169	3,554,917
	3,988,245	3,721,190

a) Disputed lease and concession

On July 21, 2020, Rumo, a subsidiary of the Company, filed a request with ANTT to join the third-party re-bidding process for the object of the Concession Contract signed between Rumo Malha Oeste and the Union, through the Ministry of Transport (Re-bidding Process), under the terms of Law No. 13,448, of June 5, 2017, and regulated by Decree No. 9,957, of August 7, 2019.

As a result of this process, an addendum to the concession contract was signed and, by joint decision of the parties, the action for economic and financial rebalancing filed by Rumo Malha Oeste against the Union was suspended. This action had a favorable judgment in the first instance and was awaiting appeal judgment in the Regional Federal Court.

The total amount of judicial deposits related to the cases is  R$ 30,202 as of December 31, 2025 (R$ 27,897 as of December 31, 2024).

b) Leases and grants within the scope of IFRS 16

	December 31, 2025	December 31, 2024
Leases:
Rumo Malha Sul S.A.	175,328	309,269
Rumo Malha Paulista S.A.	295,476	363,588
Rumo Malha Oeste S.A.	17,412	82,331
	488,216	755,188
Grants:
Rumo Malha Paulista S.A. (renewal)	1,834,965	1,673,889
Rumo Malha Central S.A.	1,314,214	1,111,043
	3,149,179	2,784,932
Total	3,637,395	3,540,120
Current	541,272	547,492
Non-current	3,096,123	2,992,628
	3,637,395	3,540,120